Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2022
Goodwill [Line Items]
Good will	$ 35,926	$ 35,926	$ 35,900
Exceeds carrying value	$ 88,800
Discount rate, percentage	1.00%
Impairment amount	$ 18,900
Growth rate percentage	1.00%
Decrease in impairment amount	$ 13,600
Bottom of Range [Member]
Goodwill [Line Items]
Discount rate	7.28%
Top of Range [Member]
Goodwill [Line Items]
Discount rate	20.11%
December 31, 2028 [Member]
Goodwill [Line Items]
Term goodwill	5 years